General information and significant accounting policies (Policies)	6 Months Ended
Mar. 31, 2026
General information and significant accounting policies
General information

General information

Arqit Quantum Inc. (the “Company”) is a Cayman Islands exempted limited liability company with registered number 374857. The address of its registered office and its principal place of trading is c/o Maples Corporate Services Limited, PO Box 309, Ugland House, Grand Cayman, KY1-1104, Cayman Islands.

These condensed consolidated financial statements comprise the Company and its subsidiaries (together referred to as the “Group”).

The principal activity of the Group is provision of cybersecurity services.

Basis of preparation

Basis of preparation

These unaudited condensed consolidated interim financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the IASB, including IAS 34 ‘Interim Financial Reporting’. They do not include all of the information required in annual financial statements and should be read in conjunction with the consolidated financial statements for the year ended September 30, 2025. The report of the auditors on those financial statements was unqualified. The comparative balance sheet figures for the year ended September 30, 2025, were derived from the audited consolidated financial statements.

The unaudited condensed consolidated financial statements have been presented in United States Dollars “USD” which is also the Group’s functional currency. All values are rounded to the nearest units (USD ‘000), except when otherwise indicated.

Information on the accounting policies applied can be found in the Group’s latest annual audited financial statements. The unaudited condensed consolidated interim financial statements are prepared on the historical cost basis, other than investor warrants held at fair value through profit or loss.

Going Concern

Going Concern

The directors have adopted the going concern basis in preparing these condensed consolidated financial statements. In assessing whether the going concern assumption is appropriate, the Directors have taken into account all relevant available information about the current and future position of the Group. As part of their assessment, the Directors have also taken into account the ability to raise additional funding whilst maintaining sufficient cash resources to meet all commitments. The Group has prepared detailed forecasts considering the impact of the current economic and political climate and uncertainties and strong cost control measures in place. The forecasts show that the Group will be able to grow according to its plans and that it can continue to operate for the foreseeable period. Based on the above, the Directors have a reasonable expectation that the Group will have adequate resources to continue in operational existence for the foreseeable future, such that they will be able to realize their assets and discharge their liabilities in the normal course of business for a period of at least 12 months from the date of signing these consolidated condensed financial statements, and beyond. Therefore, the financial statements are prepared on the going concern basis.

Use of judgments and estimates

Use of judgments and estimates

The preparation of the unaudited condensed consolidated interim financial statements in conformity with IFRS requires the use of certain critical accounting estimates. It also requires management to exercise its judgement in the process of applying the Group’s accounting policies. Actual results may differ from these estimates.

The significant judgments made by management in applying the Group’s accounting policies and the key sources of estimation uncertainty were the same as those described in the last annual financial statements.

Measurement of fair values

A number of the Group’s accounting policies require the measurement of fair values, for both financial and non-financial assets and liabilities.

The Group has an established control framework with respect to the measurement of fair values. This includes a senior finance team that has overall responsibility for overseeing all significant fair value measurements, including Level 3 fair values, and reports directly to the chief financial officer.

The senior finance team regularly reviews significant unobservable inputs and valuation adjustments. If third party information, such as broker quotes or pricing services, is used to measure fair values, then the senior finance team assesses the evidence obtained from the third parties to support the conclusion that these valuations meet the requirements of the Accounting Standards, including the level in the fair value hierarchy in which the valuations should be classified.

Significant valuation issues are reported to the Group audit committee.

When measuring the fair value of an asset or liability, the Group uses observable market data as far as possible. Fair values are categorized into different levels in a fair value hierarchy based on the inputs used in the valuation techniques as follows:

●	Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities;
●	Level 2: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices); and
●	Level 3: inputs for the asset or liability that are not based on observable market data (unobservable inputs).

If the inputs used to measure the fair value of an asset or a liability are categorized in different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.

The Group recognizes transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred.

New and amended standards adopted by the Group	New and amended standards adopted by the Group There have been no new or amended standards adopted by the Group for the first time during the interim period.
Operating Segments	Operating segments The Group to operates within one operating segment, being the provision of cybersecurity services.